UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BlueBay Asset Management Plc
Address: 77 Grosvenor Street

         London,  UK     W1K 3JR

13F File Number:  28-12524

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Williams
Title:     Chief Financial Officer
Phone:     +44-207-389-3787

Signature, Place, and Date of Signing:

     Nick Williams     London, UK     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $149,627 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   NOTE 1.500% 4/0  018490AL6      300   300000 PRN      SOLE                   300000        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     2367  2500000 PRN      SOLE                  2500000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2      494   500000 PRN      SOLE                   500000        0        0
BECKMAN COULTER INC            NOTE 2.500%12/1  075811AD1      234   250000 PRN      SOLE                   250000        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0      552   700000 PRN      SOLE                   700000        0        0
CARNIVAL CORP                  DBCV 4/2         143658AV4      316   500000 PRN      SOLE                   500000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6    13951 30000000 PRN      SOLE                 30000000        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209      420     5000 SH       SOLE                     5000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     2647 10000000 PRN      SOLE                 10000000        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6      899   650000 PRN      SOLE                   650000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9      412   750000 PRN      SOLE                   750000        0        0
HOSPITALITY PPTYS TR           NOTE 3.800% 3/1  44106MAK8      147   250000 PRN      SOLE                   250000        0        0
INTEL CORP                     COM              458140100      264    18000 SH       SOLE                    18000        0        0
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3   530718AF2     5849  8000000 PRN      SOLE                  8000000        0        0
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2      162   250000 PRN      SOLE                   250000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0      802  1100000 PRN      SOLE                  1100000        0        0
MASSEY ENERGY CO               NOTE 3.250% 8/0  576203AJ2      156   300000 PRN      SOLE                   300000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     1730  2000000 PRN      SOLE                  2000000        0        0
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0      311   500000 PRN      SOLE                   500000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8      299   250000 PRN      SOLE                   250000        0        0
NABORS INDS INC                NOTE 0.940% 5/1  629568AP1      987  1200000 PRN      SOLE                  1200000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AJ5      632   600000 PRN      SOLE                   600000        0        0
OWENS CORNING NEW              COM              690742101    89371  5177780 SH       SOLE                  5177780        0        0
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4      410   500000 PRN      SOLE                   500000        0        0
SIMON PPTY GROUP INC NEW       PFD CONV I 6%    828806802      395    10000 SH       SOLE                    10000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5      902  1000000 PRN      SOLE                  1000000        0        0
TEVA PHARMACEUTICAL FIN LLC    DBCV 0.250% 2/0  88163VAE9     1000  1000000 PRN      SOLE                  1000000        0        0
US BANCORP DEL                 DBCV 12/1        902973AM8    17249 18550000 PRN      SOLE                 18550000        0        0
VERISIGN INC                   SDCV 3.250% 8/1  92343EAD4      320   500000 PRN      SOLE                   500000        0        0
VIRGIN MEDIA INC               COM              92769L101     4533   915803 SH       SOLE                   915803        0        0
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1      948  1100000 PRN      SOLE                  1100000        0        0
WATSON PHARMACEUTICALS INC     DBCV 1.750% 3/1  942683AC7      234   250000 PRN      SOLE                   250000        0        0
XILINX INC                     DBCV 3.125% 3/1  983919AD3      334   500000 PRN      SOLE                   500000        0        0